Ordinary Shares	12 Months Ended
Dec. 31, 2025
Ordinary Shares [Abstract]
ORDINARY SHARES
23.	ORDINARY SHARES

Issued and fully paid:

	Number of	Ordinary
	shares	Shares
		$’000
As at December 31, 2023	95,700,805	10
Exercise of share options	131,268	—
Vesting of RSUs	15,000	—
Cancel of ordinary shares	(2)	—
As at December 31, 2024	95,847,071	10
Vesting of RSUs	205,500	—
As at December 31, 2025	96,052,571	10

The authorized share capital of the Company as of December 31, 2025 is $50 divided into 500,000,000 Shares of par value of $0.0001 each.

In 2021, the Company issued 9,000,000 ordinary shares to Nortye Talent Limited and 6,000,000 ordinary shares to Nortye International Limited respectively to manage the Share Incentive Plan 2023. In 2025, the Company issued 9,300,000 ordinary shares to ANL Talent Limited to manage the Share Incentive Plan 2025. Among which, 146,268 and 351,768 ordinary shares were paid as of December 31, 2024 and 2025, respectively.